Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Major Related Parties and Their Relationships	The table below sets forth the major related parties and their relationships with the Company as of December 31, 2023, 2022 and 2021:
Name of related parties	Relationship with the Company
Jinjiang Xingminqi Accounting Vocational Training School (“Jinjiang School”)	A company controlled by the Company’s controlling shareholder
Quanzhou City Lichen Accounting Vocational Training School (“Quanzhou School”)	A company controlled by the Company’s controlling shareholder
Mr. Ya Li	Chief Executive Officer, Chairman of the Board

Schedule of Significant Transactions with Related Parties	Significant transactions with related parties were as follows:
	2023	2022	2021
Provision of marketing, operation and technical support services to Jinjiang School	$48	$67	$70
Provision of marketing, operation and technical support services to Quanzhou School	60	126	132
Processing of academic education applications to Jinjiang School	101	183	90
Processing of academic education applications to Quanzhou School	107	234	113
Sales of teaching and learning materials to Jinjiang School	74	71	70
Sales of teaching and learning materials to Quanzhou School	49	62	66
Online training to Jinjiang School	28	37	24
Online training to Quanzhou School	16	35	23
Total revenues – related parties	$483	$815	$588

Schedule of Significant Balances with Related Parties	Significant balances with related parties were as follows:
	2023	2022
	In thousands of USD
Due to the related parties
Quanzhou School	$-	$97
Ya Li	$-	$981
Total	$-	$1,078